Summary of significant accounting policies - Earnings per share ("EPS") (Details) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2024	Jun. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of warrants	$ 7.22	$ 7.55	$ 29.91	$ 7.22	$ 90
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			4,667
Incremental common shares attributable to call options and warrants			1,867
Warrant | After reverse share split
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			156
Incremental common shares attributable to call options and warrants			62
Employee stock option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			95,000
Employee stock option | After reverse share split
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect			3,167
Convertible debt issued on August 1, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights			71,250
Convertible debt issued on August 1, 2019 | After reverse share split
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights			2,375
Warrants Issued on November 22, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	17,175,412	17,175,412	17,175,412
Exercise price of warrants	$ 1.008	$ 1.008	$ 1.008
Warrants Issued on November 22, 2021 | Placement agent warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	858,770	858,770	858,770
Exercise price of warrants	$ 0.96	$ 0.96	$ 0.96
Warrants Issued on November 22, 2021 | After reverse share split
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	572,514	572,514	572,514
Exercise price of warrants	$ 30.24	$ 30.24	$ 30.24
Warrants Issued on November 22, 2021 | After reverse share split | Placement agent warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	28,626	28,626	28,626
Exercise price of warrants	$ 28.8	$ 28.8	$ 28.8
Warrants Issued on January 28, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	18,124,400	18,124,400	18,124,400
Exercise price of warrants	$ 1.008	$ 1.008	$ 1.008
Warrants Issued on January 28, 2022 | Placement agent warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	906,220	906,220	906,220
Exercise price of warrants	$ 0.89	$ 0.89	$ 0.89
Warrants Issued on January 28, 2022 | After reverse share split
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	604,147	604,147	604,147
Exercise price of warrants	$ 30.24	$ 30.24	$ 30.24
Warrants Issued on January 28, 2022 | After reverse share split | Placement agent warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	30,207	30,207	30,207
Exercise price of warrants	$ 26.7	$ 26.7	$ 26.7
Warrants Issued on June 3, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	563,726	563,726
Exercise price of warrants	$ 0.51	$ 0.51
Warrants Issued on June 3, 2022 | After reverse share split
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	18,791	18,791
Exercise price of warrants	$ 15.3	$ 15.3
Warrants issued on October 21, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	5,925,599	5,925,599
Exercise price of warrants	$ 1.2	$ 1.2
Warrants issued on October 21, 2022 | After reverse share split
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	4,523,333	4,523,333
Exercise price of warrants	$ 1.3552	$ 1.3552
Warrants issued on December 29, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the diluted EPS calculation due to their anti-diluted effect	1,070,719
Exercise price of warrants	$ 5.44